IMPAIRMENT OF ASSETS - Key Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Maturity period for an United States treasury bond	20 years
Median historical capital structure term	5 years
Cash flow forecasts for license and spectrum payments term	5 years
Pakistan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	19.60%	19.50%	14.70%
Average annual revenue growth rate, combined average (in percent)	16.50%	12.00%	4.80%
Terminal growth rate	4.00%	4.00%	5.50%
Average operating margin, combined average (in percent)	43.60%	40.90%	43.60%
Average operating margin, terminal period (in percent)	40.00%	40.00%	42.00%
Average CAPEX / revenue, combined average (in percent)	11.30%	15.80%	22.00%
Average CAPEX / revenue, terminal period (in percent)	14.00%	16.00%	20.00%
Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	13.90%	14.60%	0.00%
Average annual revenue growth rate, combined average (in percent)	12.90%	12.60%	0.00%
Terminal growth rate	3.50%	3.50%	0.00%
Average operating margin, combined average (in percent)	30.70%	32.60%	0.00%
Average operating margin, terminal period (in percent)	33.50%	36.30%	0.00%
Average CAPEX / revenue, combined average (in percent)	17.60%	18.00%	0.00%
Average CAPEX / revenue, terminal period (in percent)	17.00%	17.00%	0.00%
Kazakhstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	12.90%	13.80%	9.40%
Average annual revenue growth rate, combined average (in percent)	13.20%	12.30%	3.60%
Terminal growth rate	1.00%	1.00%	1.00%
Average operating margin, combined average (in percent)	49.50%	49.20%	48.90%
Average operating margin, terminal period (in percent)	45.00%	45.00%	47.00%
Average CAPEX / revenue, combined average (in percent)	16.00%	18.60%	20.00%
Average CAPEX / revenue, terminal period (in percent)	17.50%	18.50%	20.00%
Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	17.00%	19.00%	0.00%
Average annual revenue growth rate, combined average (in percent)	11.80%	11.40%	0.00%
Terminal growth rate	3.00%	3.00%	0.00%
Average operating margin, combined average (in percent)	36.20%	36.70%	0.00%
Average operating margin, terminal period (in percent)	33.50%	33.70%	0.00%
Average CAPEX / revenue, combined average (in percent)	17.70%	20.10%	0.00%
Average CAPEX / revenue, terminal period (in percent)	21.00%	23.00%	0.00%
Uzbekistan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	14.70%	15.80%	11.80%
Average annual revenue growth rate, combined average (in percent)	22.30%	19.30%	3.70%
Terminal growth rate	2.50%	2.50%	3.00%
Average operating margin, combined average (in percent)	40.00%	43.60%	40.90%
Average operating margin, terminal period (in percent)	40.00%	41.00%	34.00%
Average CAPEX / revenue, combined average (in percent)	22.10%	18.00%	20.20%
Average CAPEX / revenue, terminal period (in percent)	20.00%	20.00%	21.00%
Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	20.80%	21.70%	0.00%
Average annual revenue growth rate, combined average (in percent)	8.80%	8.60%	0.00%
Terminal growth rate	1.00%	1.00%	0.00%
Average operating margin, combined average (in percent)	51.80%	51.20%	0.00%
Average operating margin, terminal period (in percent)	50.00%	50.00%	0.00%
Average CAPEX / revenue, combined average (in percent)	19.10%	18.90%	0.00%
Average CAPEX / revenue, terminal period (in percent)	20.00%	20.00%	0.00%